Supplemental Guarantor Information	12 Months Ended
Dec. 31, 2011
Supplemental Guarantor Information [Abstract]
Supplemental Guarantor Information
Supplemental Guarantor Information
        For purposes of this Note 21, including the table, "Parent Guarantor and 2007 Issuer" shall mean MCBC and "2002 Issuer" shall mean CBC.
SEC Registered Securities
On May 7, 2002, CBC completed a registered public offering of $850 million of 6.375% senior notes due 2012. As of December 31, 2011, $44.6 million remain outstanding which amounts are guaranteed on a senior and unsecured basis by MCBC and certain U.S. and Canadian subsidiaries of MCBC, including Molson Canada 2005 (collectively, the "Subsidiary Guarantors"). The guarantees are full and unconditional and joint and several.
On June 15, 2007, MCBC issued $575 million of 2.5% Convertible Senior Notes due July 30, 2013, in a registered public offering (see Note 13, "Debt"). The convertible notes are guaranteed on a senior unsecured basis by CBC and the Subsidiary Guarantors. The guarantees are full and unconditional and joint and several.
Other Debt
On September 22, 2005, Molson Coors Capital Finance ULC ("MC Capital Finance") issued $1.1 billion of senior notes consisting of $300 million 4.85% U.S. publicly registered notes due 2010 and CAD 900 million 5.00% privately placed notes maturing on September 22, 2015. These CAD 900 million senior notes were subsequently exchanged for substantially identical CAD 900 million senior notes which were quantified by way of a prospectus in Canada. In connection with an internal corporate reorganization, Molson Coors International LP ("MCI LP") was subsequently added as a co-issuer of the CAD 900 million senior notes. During the third quarter of 2010, the $300 million 4.85% notes were repaid in full. Following the repayment of our $300 million senior notes in 2010 we were no longer required to present the “2005 and 2010 Issuer” column (historically consisting of MC Capital Finance and MCI LP) and as such have removed that column. Additionally, the continuous disclosure requirements applicable to MC Capital Finance in Canada are satisfied through the consolidating financial information in respect of MC Capital Finance, MCI LP and other subsidiary guarantors of the CAD 900 million senior notes as currently presented. Therefore, the results of MC Capital Finance and MCI LP are now included in the Subsidiary Guarantors column.
On October 6, 2010, MCI LP, completed a private placement in Canada of CAD 500 million 3.95% fixed rate Series A Notes due 2017. These notes are not publicly registered in the U.S. or Canada.
Both the 2005 CAD $900 million senior notes and the 2010 CAD 500 million are guaranteed on a senior and unsecured basis by MCBC, CBC, and the Subsidiary Guarantors. The guarantees are full and unconditional and joint and several. Funds necessary to meet the debt service obligations of MCI LP and MC Capital Finance are provided in large part by distributions or advances from MCBC's other subsidiaries. Under certain circumstances, contractual and legal restrictions, as well as our financial condition and operating requirements, could limit the ability of MCI LP and MC Capital Finance to obtain cash for the purpose of meeting its debt service obligation, including the payment of principal and interest on the notes.
There were no outstanding borrowings on our 4-year revolving $400 million credit facility as of December 31, 2011, which was issued in the second quarter of 2011.
Presentation - As previously reported
On December 25, 2010, CBC transferred its equity method investment in MillerCoors to MC Holding Company LLC, a newly created wholly-owned subsidiary of MCBC and a guarantor of the notes as well as the 2010 senior notes. As a result of the transfer, the investment in MillerCoors is presented in the column "Subsidiary Guarantors" at December 31, 2011, and December 25, 2010, and all results of operations and cash flows related to the investment in MillerCoors subsequent to December 25, 2010, are presented in that column. The transfer of the investment between the 2002 Issuer and Subsidiary Guarantor categories does not negatively affect the holders of the notes or the holders of the 2010 senior notes as both the prior holder of the MillerCoors investment, CBC, and the current holder, MC Holding Company LLC, are joint and severally liable under the notes and the 2010 senior notes by virtue of their status as issuer or guarantor.
During the third quarter of 2011, we identified necessary changes to our historical treatment of intercompany distributions within the guarantor financial statements. These distributions represented a return of capital and therefore should not have been reflected in our consolidating statements of operations. As such, our historical and current consolidating financial statements presented within this note reflect the revised treatment to allow for comparative information. Additionally, during the first quarter of 2012, we identified necessary changes to our historical guarantor financial statements as presented in the tables below related to intercompany transactions. The recast guarantor financial information reflects these revisions.
Condensed Consolidating Statement of Operations

	For the Year Ended December 31, 2011
	As adjusted
	(in millions)
	Parent Guarantor and 2007 Issuer	2002 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Equity income (loss) in subsidiaries	$736.5	$459.2	$(427.5)	$459.5	$(1,227.7)	$—
Income (loss) from continuing operations before income taxes	$605.2	$638.1	$759.8	$(1.2)	$(1,227.7)	$774.2
Net income (loss) attributable to MCBC	$676.3	$458.0	$751.0	$18.7	$(1,227.7)	$676.3

	For the Year Ended December 25, 2010
	As adjusted
	(in millions)
	Parent Guarantor and 2007 Issuer	2002 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Equity income (loss) in subsidiaries	$775.7	$250.4	$(377.8)	$440.3	$(1,088.6)	$—
Interest income (expense), net	$(33.3)	$48.5	$251.1	$(365.7)	$—	$(99.4)
Income (loss) from continuing operations before income taxes	$696.0	$871.7	$313.4	$15.3	$(1,087.4)	$809.0
Net income (loss) attributable to MCBC	$707.7	$772.7	$264.5	$50.2	$(1,087.4)	$707.7

	For the Year Ended December 26, 2009
	As adjusted
	(in millions)
	Parent Guarantor and 2007 Issuer	2002 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Equity income (loss) in subsidiaries	$826.8	$305.1	$(42.5)	$394.6	$(1,484.0)	$—
Interest income (expense), net	$(33.0)	$46.6	$1.3	$(100.8)	$—	$(85.9)
Income (loss) from continuing operations before income taxes	$725.8	$846.6	$335.0	$294.4	$(1,484.3)	$717.5
Net income (loss) attributable to MCBC	$720.4	$787.4	$316.3	$380.6	$(1,484.3)	$720.4
Condensed Consolidating Balance Sheet

	As of December 31, 2011
	As adjusted
	(in millions)
	Parent Guarantor and 2007 Issuer	2002 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Net investment in and advances to subsidiaries (assets)	$7,925.2	$5,686.2	$611.5	$4,774.0	$(18,996.9)	$—
Total assets	$8,664.3	$5,941.4	$10,652.1	$9,222.1	$(22,056.1)	$12,423.8
Net investment in and advances to subsidiaries (liabilities)	$—	$—	$—	$—	$—	$—
Total liabilities	$1,016.4	$1,026.0	$3,901.6	$7,433.1	$(8,643.5)	$4,733.6
MCBC stockholders' equity	$8,267.8	$4,954.7	$11,675.6	$1,746.7	$(18,996.9)	$7,647.9
Total liabilities and equity	$8,664.3	$5,941.4	$10,652.1	$9,222.1	$(22,056.1)	$12,423.8

	As of December 25, 2010
	As adjusted
	(in millions)
	Parent Guarantor and 2007 Issuer	2002 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Net investment in and advances to subsidiaries (assets)	$7,443.3	$4,043.0	$725.7	$4,876.8	$(17,088.8)	$—
Total assets	$8,535.0	$4,288.1	$9,753.4	$8,411.1	$(18,290.0)	$12,697.6
MCBC stockholders' equity	$7,800.8	$4,912.4	$10,307.2	$1,867.2	$(17,088.8)	$7,798.8
Total liabilities and equity	$8,535.0	$4,288.1	$9,753.4	$8,411.1	$(18,290.0)	$12,697.6
Presentation - as recast for contemplated debt offering
In connection with the Company's planned offering of debt to be registered on a Form S-3 Registration Statement to be filed on or about April 26, 2012, we have recast our presentation of the guarantor financial information. We have recast our presentation to reflect the inclusion of Molson Coors Brewing Company (UK) Limited, our primary UK operating entity, Golden Acquisition and Molson Coors Holdings Limited as additional subsidiary guarantors of our obligations as a result of the proposed offering. The proposed offering will include $1.9 billion senior notes and related guarantees registered with the U.S. Securities and Exchange Commission and from which the proceeds will be used to pay for the purchase of Starbev Holdings S.à r.l pursuant to the sale and purchase agreement, which we announced on April 3, 2012. The terms of our existing senior notes are such that the addition of guarantors of any future senior indebtedness, such as the proposed offering, causes those new legal entity guarantors to also contemporaneously guarantee those outstanding senior obligations. Recast guarantor financial information reflecting the proposed additional subsidiary guarantors follow the previously reported guarantor financial information below.
The following information sets forth the Condensed Consolidating Statements of Operations for the years ended December 31, 2011, December 25, 2010, and December 26, 2009, Condensed Consolidating Balance Sheets as of December 31, 2011, and December 25, 2010, and Condensed Consolidating Statements of Cash Flows for the years ended December 31, 2011, December 25, 2010, and December 26, 2009. Investments in subsidiaries are accounted for on the equity method; accordingly, entries necessary to consolidate the Parent Guarantor, each of the issuers and all of our guarantor and non-guarantor subsidiaries are reflected in the eliminations column. In the opinion of management, separate complete financial statements of MCBC, CBC and the Subsidiary Guarantors would not provide additional material information that would be useful in assessing their financial composition.
MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2011
(IN MILLIONS)
AS PREVIOUSLY REPORTED

	Parent Guarantor and 2007 Issuer	2002 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Sales	$28.2	$211.0	$2,693.8	$2,471.4	$(234.5)	$5,169.9
Excise taxes	—	—	(656.0)	(998.2)	—	(1,654.2)
Net sales	28.2	211.0	2,037.8	1,473.2	(234.5)	3,515.7
Cost of goods sold	—	(41.8)	(1,096.5)	(1,114.0)	203.2	(2,049.1)
Gross profit	28.2	169.2	941.3	359.2	(31.3)	1,466.6
Marketing, general and administrative expenses	(119.3)	(40.2)	(482.3)	(408.5)	31.3	(1,019.0)
Special items, net	(0.8)	—	(11.6)	0.1	—	(12.3)
Equity income (loss) in subsidiaries	736.5	459.2	(298.2)	459.5	(1,357.0)	—
Equity income in MillerCoors	—	—	457.9	—	—	457.9
Operating income (loss)	644.6	588.2	607.1	410.3	(1,357.0)	893.2
Interest income (expense), net	(28.8)	34.5	298.9	(412.6)	—	(108.0)
Other income (expense), net	(10.6)	15.4	(16.9)	1.1	—	(11.0)
Income (loss) from continuing operations before income taxes	605.2	638.1	889.1	(1.2)	(1,357.0)	774.2
Income tax benefit (expense)	71.1	(180.1)	(8.8)	18.4	—	(99.4)
Net income (loss) from continuing operations	676.3	458.0	880.3	17.2	(1,357.0)	674.8
Income (loss) from discontinued operations, net of tax	—	—	—	2.3	—	2.3
Net income (loss) including noncontrolling interests	676.3	458.0	880.3	19.5	(1,357.0)	677.1
Add back (less): Loss (net income) attributable to noncontrolling interests	—	—	—	(0.8)	—	(0.8)
Net income (loss) attributable to MCBC	$676.3	$458.0	$880.3	$18.7	$(1,357.0)	$676.3

MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED DECEMBER 25, 2010
(IN MILLIONS)
AS PREVIOUSLY REPORTED

	Parent Guarantor and 2007 Issuer	2002 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Sales	$22.4	$201.7	$2,521.5	$2,176.8	$(219.3)	$4,703.1
Excise taxes	—	—	(609.5)	(839.2)	—	(1,448.7)
Net sales	22.4	201.7	1,912.0	1,337.6	(219.3)	3,254.4
Cost of goods sold	—	(45.9)	(970.1)	(992.5)	196.3	(1,812.2)
Gross profit	22.4	155.8	941.9	345.1	(23.0)	1,442.2
Marketing, general and administrative expenses	(122.9)	(35.6)	(485.6)	(392.6)	24.2	(1,012.5)
Special items, net	(1.2)	—	(17.6)	(2.5)	—	(21.3)
Equity income (loss) in subsidiaries	739.4	250.4	(377.8)	440.3	(1,052.3)	—
Equity income in MillerCoors	—	456.1	—	—	—	456.1
Operating income (loss)	637.7	826.7	60.9	390.3	(1,051.1)	864.5
Interest income (expense), net	(33.3)	48.5	261.9	(376.5)	—	(99.4)
Other income (expense), net	55.3	(3.5)	1.4	(9.3)	—	43.9
Income (loss) from continuing operations before income taxes	659.7	871.7	324.2	4.5	(1,051.1)	809.0
Income tax benefit (expense)	11.7	(99.0)	(48.9)	(2.5)	—	(138.7)
Net income (loss) from continuing operations	671.4	772.7	275.3	2.0	(1,051.1)	670.3
Income (loss) from discontinued operations, net of tax	—	—	—	39.6	—	39.6
Net income (loss) including noncontrolling interests	671.4	772.7	275.3	41.6	(1,051.1)	709.9
Add back (less): Loss (net income) attributable to noncontrolling interests	—	—	—	(2.2)	—	(2.2)
Net income (loss) attributable to MCBC	$671.4	$772.7	$275.3	$39.4	$(1,051.1)	$707.7

MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED DECEMBER 26, 2009
(IN MILLIONS)
AS PREVIOUSLY REPORTED

	Parent Guarantor and 2007 Issuer	2002 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Sales	$25.9	$197.2	$2,274.5	$2,141.7	$(212.8)	$4,426.5
Excise taxes	—	—	(539.5)	(854.6)	—	(1,394.1)
Net sales	25.9	197.2	1,735.0	1,287.1	(212.8)	3,032.4
Cost of goods sold	—	(47.3)	(897.9)	(968.5)	186.8	(1,726.9)
Gross profit	25.9	149.9	837.1	318.6	(26.0)	1,305.5
Marketing, general and administrative expenses	(99.8)	(43.8)	(431.2)	(351.7)	25.7	(900.8)
Special items, net	(0.9)	—	(12.9)	(18.9)	—	(32.7)
Equity income (loss) in subsidiaries	860.1	295.3	(42.5)	394.6	(1,507.5)	—
Equity income in MillerCoors	—	382.0	—	—	—	382.0
Operating income (loss)	785.3	783.4	350.5	342.6	(1,507.8)	754.0
Interest income (expense), net	(66.3)	42.8	1.3	(100.8)	37.1	(85.9)
Other income (expense), net	6.8	6.8	(16.8)	52.6	—	49.4
Income (loss) from continuing operations before income taxes	725.8	833.0	335.0	294.4	(1,470.7)	717.5
Income tax benefit (expense)	(5.4)	(59.2)	(18.7)	98.0	—	14.7
Net income (loss) from continuing operations	720.4	773.8	316.3	392.4	(1,470.7)	732.2
Income (loss) from discontinued operations, net of tax	—	—	—	(9.0)	—	(9.0)
Net income (loss) including noncontrolling interests	720.4	773.8	316.3	383.4	(1,470.7)	723.2
Add back (less): Loss (net income) attributable to noncontrolling interests	—	—	—	(2.8)	—	(2.8)
Net income (loss) attributable to MCBC	$720.4	$773.8	$316.3	$380.6	$(1,470.7)	$720.4
MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 31, 2011
(IN MILLIONS)
AS PREVIOUSLY REPORTED

	Parent Guarantor and 2007 Issuer	2002 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$601.1	$—	$318.0	$159.8	$—	$1,078.9
Accounts receivable, net	0.9	6.7	203.6	377.6	—	588.8
Other receivables, net	46.9	—	29.1	61.2	—	137.2
Total inventories, net	—	—	83.0	124.2	—	207.2
Other assets, net	9.7	4.0	44.7	35.6	—	94.0
Deferred tax assets	—	5.8	—	12.1	(6.3)	11.6
Discontinued operations	—	—	—	0.3	—	0.3
Intercompany accounts receivable	—	49.1	1,449.6	1,537.3	(3,036.0)	—
Total current assets	658.6	65.6	2,128.0	2,308.1	(3,042.3)	2,118.0
Properties, net	27.6	7.2	862.9	532.4	—	1,430.1
Goodwill	—	11.4	305.4	1,136.5	—	1,453.3
Other intangibles, net	—	37.2	4,150.8	398.0	—	4,586.0
Investment in MillerCoors	—	—	2,487.9	—	—	2,487.9
Net investment in and advances to subsidiaries	7,925.2	5,941.0	—	4,774.0	(18,640.2)	—
Deferred tax assets	33.1	119.1	12.7	1.9	(16.9)	149.9
Other assets, net	19.8	14.7	92.9	71.2	—	198.6
Total assets	$8,664.3	$6,196.2	$10,040.6	$9,222.1	$(21,699.4)	$12,423.8
Liabilities and equity
Current liabilities:
Accounts payable	$7.3	$3.2	$100.6	$190.1	$—	$301.2
Accrued expenses and other liabilities, net	34.6	4.7	270.4	337.1	—	646.8
Derivative hedging instruments	—	101.4	4.7	1.5	—	107.6
Deferred tax liability	6.2	—	161.4	—	(6.3)	161.3
Current portion of long-term debt and short-term borrowings	—	44.7	—	2.2	—	46.9
Discontinued operations	—	—	—	13.4	—	13.4
Intercompany accounts payable	413.8	26.1	1,566.5	1,029.6	(3,036.0)	—
Total current liabilities	461.9	180.1	2,103.6	1,573.9	(3,042.3)	1,277.2
Long-term debt	546.2	—	1,368.7	—	—	1,914.9
Pension and post-retirement benefits	—	2.7	392.5	302.3	—	697.5
Derivative hedging instruments	—	210.7	1.5	0.3	—	212.5
Net investment in and advances to subsidiaries	—	—	279.6	—	(279.6)	—
Deferred tax liability	—	—	—	472.5	(16.9)	455.6
Other liabilities, net	8.3	14.5	35.3	95.8	—	153.9
Discontinued operations	—	—	—	22.0	—	22.0
Intercompany notes payable	—	618.0	—	4,966.3	(5,584.3)	—
Total liabilities	1,016.4	1,026.0	4,181.2	7,433.1	(8,923.1)	4,733.6
MCBC stockholders' equity	8,267.8	5,209.5	10,784.5	1,746.7	(18,360.6)	7,647.9
Intercompany notes receivable	(619.9)	(39.3)	(4,925.1)	—	5,584.3	—
Total stockholders' equity	7,647.9	5,170.2	5,859.4	1,746.7	(12,776.3)	7,647.9
Noncontrolling interests	—	—	—	42.3	—	42.3
Total equity	7,647.9	5,170.2	5,859.4	1,789.0	(12,776.3)	7,690.2
Total liabilities and equity	$8,664.3	$6,196.2	$10,040.6	$9,222.1	$(21,699.4)	$12,423.8
MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 25, 2010
(IN MILLIONS)
AS PREVIOUSLY REPORTED

	Parent Guarantor and 2007 Issuer	2002 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$832.0	$7.0	$190.1	$188.5	$—	$1,217.6
Accounts receivable, net	—	4.2	208.9	358.5	(0.8)	570.8
Other receivables, net	17.2	32.7	17.8	91.0	—	158.7
Total inventories, net	—	—	93.3	101.7	—	195.0
Other assets, net	4.4	1.8	36.2	35.8	—	78.2
Deferred tax assets	—	—	—	1.0	(1.0)	—
Discontinued operations	—	—	—	0.6	—	0.6
Intercompany accounts receivable	16.3	18.9	352.5	692.3	(1,080.0)	—
Total current assets	869.9	64.6	898.8	1,469.4	(1,081.8)	2,220.9
Properties, net	33.6	7.1	852.3	495.7	—	1,388.7
Goodwill	—	11.4	370.8	1,106.9	—	1,489.1
Other intangibles, net	—	40.4	4,233.9	380.8	—	4,655.1
Investment in MillerCoors	—	—	2,574.1	—	—	2,574.1
Net investment in and advances to subsidiaries	7,540.5	4,044.5	310.3	4,876.8	(16,772.1)	—
Deferred tax assets	183.4	108.7	15.5	—	(119.4)	188.2
Other assets, net	4.8	12.9	82.3	81.5	—	181.5
Total assets	$8,632.2	$4,289.6	$9,338.0	$8,411.1	$(17,973.3)	$12,697.6
Liabilities and equity
Current liabilities:
Accounts payable	$5.3	$0.2	$80.5	$183.0	$(0.8)	$268.2
Accrued expenses and other liabilities, net	37.9	14.9	389.0	362.8	—	804.6
Derivative hedging instruments	1.5	0.3	23.8	0.8	—	26.4
Deferred tax liability	153.5	—	—	67.1	(1.0)	219.6
Current portion of long-term debt and short-term borrowings	—	—	—	1.1	—	1.1
Discontinued operations	—	—	—	14.0	—	14.0
Intercompany accounts payable	0.1	7.9	704.5	367.5	(1,080.0)	—
Total current liabilities	198.3	23.3	1,197.8	996.3	(1,081.8)	1,333.9
Long-term debt	528.7	45.0	1,385.9	—	—	1,959.6
Pension and post-retirement benefits	—	10.3	259.7	188.6	—	458.6
Derivative hedging instruments	—	40.7	363.8	0.3	—	404.8
Net investment in and advances to subsidiaries	—	—	—	—	—	—
Deferred tax liability	—	102.2	1.5	482.4	(119.4)	466.7
Other liabilities, net	9.1	6.2	90.2	101.7	—	207.2
Discontinued operations	—	—	—	24.2	—	24.2
Intercompany notes payable	—	—	3,198.7	7,086.8	(10,285.5)	—
Total liabilities	736.1	227.7	6,497.6	8,880.3	(11,486.7)	4,855.0
MCBC stockholders' equity	7,898.0	4,913.9	9,891.8	1,867.2	(16,772.1)	7,798.8
Intercompany notes receivable	(1.9)	(852.0)	(7,051.4)	(2,380.2)	10,285.5	—
Total stockholders' equity	7,896.1	4,061.9	2,840.4	(513.0)	(6,486.6)	7,798.8
Noncontrolling interests	—	—	—	43.8	—	43.8
Total equity	7,896.1	4,061.9	2,840.4	(469.2)	(6,486.6)	7,842.6
Total liabilities and equity	$8,632.2	$4,289.6	$9,338.0	$8,411.1	$(17,973.3)	$12,697.6
MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2011
(IN MILLIONS)
AS PREVIOUSLY REPORTED

	Parent Guarantor and 2007 Issuer	2002 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$253.1	$(603.1)	$2,572.5	$(52.8)	$(1,301.6)	$868.1
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to properties	(3.7)	(0.1)	(134.9)	(96.7)	—	(235.4)
Proceeds from sales of properties and intangible assets	—	—	0.7	3.9	—	4.6
Acquisition of business, net of cash acquired	—	—	0.5	(41.8)	—	(41.3)
Change in restricted cash balances	—	—	—	6.7	—	6.7
Investment in MillerCoors	—	—	(800.1)	—	—	(800.1)
Return of capital from MillerCoors	—	—	782.7	—	—	782.7
Investment in and advances to an unconsolidated affiliate	—	—	(93.9)	10.7	—	(83.2)
Trade loan repayments from customers	—	—	0.5	21.9	—	22.4
Trade loans advanced to customers	—	—	(0.1)	(9.8)	—	(9.9)
Proceeds from settlements of derivative instruments	15.4	—	—	—	—	15.4
Net intercompany investing activity	15.4	459.5	(266.4)	—	(208.5)	—
Net cash provided (used in) by investing activities	27.1	459.4	(511.0)	(105.1)	(208.5)	(338.1)
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of stock options under equity compensation plans	11.6	—	—	—	—	11.6
Excess tax benefits from share-based compensation	2.0	—	—	—	—	2.0
Payments for purchase of treasury stock	(321.1)	—	—	—	—	(321.1)
Dividends paid	(201.4)	(647.9)	(518.3)	(162.1)	1,301.6	(228.1)
Dividends paid to noncontrolling interest holders	—	—	—	(2.3)	—	(2.3)
Debt issuance costs	(2.2)	—	—	—	—	(2.2)
Payments of long term debt and capital lease obligations	—	—	(0.2)	(0.1)	—	(0.3)
Proceeds from short term borrowings	—	—	—	6.8	—	6.8
Payments on short-term borrowings	—	—	—	(18.3)	—	(18.3)
Payments on settlements of debt-related derivatives	—	195.3	(299.8)	—	—	(104.5)
Net (payments) proceeds from revolving credit facilities	—	—	—	2.1	—	2.1
Change in overdraft balances and other	—	—	—	(10.8)	—	(10.8)
Net intercompany financing activity	—	589.3	(1,106.4)	308.6	208.5	—
Net cash provided by (used in) financing activities	(511.1)	136.7	(1,924.7)	123.9	1,510.1	(665.1)
CASH AND CASH EQUIVALENTS:
Net increase (decrease) in cash and cash equivalents	(230.9)	(7.0)	136.8	(34.0)	—	(135.1)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(8.9)	5.3	—	(3.6)
Balance at beginning of year	832.0	7.0	190.1	188.5	—	1,217.6
Balance at end of period	$601.1	$—	$318.0	$159.8	$—	$1,078.9
MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 25, 2010
(IN MILLIONS)
AS PREVIOUSLY REPORTED

	Parent Guarantor and 2007 Issuer	2002 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$491.2	$184.0	$1,234.2	$(714.1)	$(445.6)	$749.7
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to properties and intangible assets	(5.8)	—	(95.4)	(76.7)	—	(177.9)
Proceeds from sales of properties and intangible assets	—	—	1.2	4.0	—	5.2
Change in restricted cash balances	—	—	—	(10.8)	—	(10.8)
Acquisition of business, net of cash acquired	—	—	—	(19.8)	—	(19.8)
Payment on discontinued operations	—	—	—	(96.0)	—	(96.0)
Investment in MillerCoors	—	(1,071.2)	—	—	—	(1,071.2)
Return of capital from MillerCoors	—	1,060.3	—	—	—	1,060.3
Trade loan repayments from customers	—	—	—	16.6	—	16.6
Trade loans advanced to customers	—	—	—	(9.1)	—	(9.1)
Proceeds from settlements of derivative instruments	35.1	—	—	—	—	35.1
Other	—	0.1	—	0.1	—	0.2
Net intercompany investing activity	(54.7)	31.9	2,399.0	(1,367.4)	(1,008.8)	—
Net cash provided (used in) by investing activities	(25.4)	21.1	2,304.8	(1,559.1)	(1,008.8)	(267.4)
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of stock options under equity compensation plans	38.5	—	—	—	—	38.5
Excess tax benefits from share-based compensation	4.8	—	—	—	—	4.8
Dividends paid	(177.0)	—	(415.3)	(54.4)	445.6	(201.1)
Dividends paid to noncontrolling interest holders	—	—	—	(3.7)	—	(3.7)
Proceeds from issuances of long-term debt	—	—	488.4	—	—	488.4
Debt issuance costs	—	—	(3.3)	—	—	(3.3)
Payments of long-term debt and capital lease obligations	—	—	(300.0)	—	—	(300.0)
Proceeds from short-term borrowings	—	—	—	12.1	—	12.1
Payments on short-term borrowings	—	—	—	(8.1)	—	(8.1)
Payments on settlements of debt-related derivatives	—	—	(42.0)	—	—	(42.0)
Change in overdraft balances and other	—	—	—	6.8	—	6.8
Net intercompany financing activity	107.1	(198.1)	(3,263.7)	2,345.9	1,008.8	—
Net cash provided by (used in) financing activities	(26.6)	(198.1)	(3,535.9)	2,298.6	1,454.4	(7.6)
CASH AND CASH EQUIVALENTS:
Net increase (decrease) in cash and cash equivalents	439.2	7.0	3.1	25.4	—	474.7
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	11.9	(3.2)	—	8.7
Balance at beginning of year	392.8	—	175.1	166.3	—	734.2
Balance at end of period	$832.0	$7.0	$190.1	$188.5	$—	$1,217.6
MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 26, 2009
(IN MILLIONS)
AS PREVIOUSLY REPORTED

	Parent Guarantor and 2007 Issuer	2002 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$268.4	$151.5	$638.4	$(39.2)	$(160.8)	$858.3
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to properties and intangible assets	(16.2)	—	(77.5)	(65.1)	—	(158.8)
Proceeds from sales of properties and intangible assets	1.2	—	0.7	56.1	—	58.0
Acquisition of business, net of cash acquired	—	—	—	(41.7)		(41.7)
Investment in MillerCoors	—	(514.5)	—	—	—	(514.5)
Return of capital from MillerCoors	—	448.2	—	—	—	448.2
Deconsolidation of Brewers' Retail, Inc.	—	—	(26.1)			(26.1)
Trade loan repayments from customers	—	—	—	32.1	—	32.1
Trade loans advanced to customers	—	—	—	(25.5)	—	(25.5)
Other	—	0.1	—	—	—	0.1
Net intercompany investing activity	(33.1)	(93.1)	(2,506.4)	(1,421.4)	4,054.0	—
Net cash provided by (used in) investing activities	(48.1)	(159.3)	(2,609.3)	(1,465.5)	4,054.0	(228.2)
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of stock options under equity compensation plans	43.1	—	—	—	—	43.1
Excess tax benefits from share-based compensation	21.7	—	—	—	—	21.7
Dividends paid	(148.4)	—	—	(182.8)	160.8	(170.4)
Dividends paid to noncontrolling interest holders	—			(2.9)	—	(2.9)
Payments of long term-debt and capital lease obligations	—	—	(0.1)	(0.3)	—	(0.4)
Proceeds from short-term borrowings	—	—	2.6	12.1	—	14.7
Payments on short-term borrowings	—	—	(2.6)	(14.4)	—	(17.0)
Change in overdraft balances and other	—	—	(0.3)	(5.7)	—	(6.0)
Net intercompany financing activity	171.2	7.3	2,114.7	1,761.1	(4,054.3)	—
Net cash provided by (used in) financing activities	87.6	7.3	2,114.3	1,567.1	(3,893.5)	(117.2)
CASH AND CASH EQUIVALENTS:
Net increase (decrease) in cash and cash equivalents	307.9	(0.5)	143.3	62.2	—	512.9
Effect of foreign exchange rate changes on cash and cash equivalents	—	0.1	7.6	(2.6)	—	5.1
Balance at beginning of year	84.9	0.4	24.2	106.7	—	216.2
Balance at end of period	$392.8	$—	$175.1	$166.3	$—	$734.2